Other liabilities	12 Months Ended
Jun. 30, 2024
Other liabilities
Other liabilities

24.    Other liabilities

Other current liabilities consist of the following:

	As of June 30,
(in € thousands)	2023	2024
Personnel-related liabilities	5,821	9,376
Customer returns	19,580	21,064
Liabilities from sales tax	—	12,632
Liabilities against brand partners	21,001	13,901
Accrued expenses & other liabilities	32,523	38,262
	78,924	95,235